UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 86.7%
	CONSUMER DISCRETIONARY - 32.3%
5,300	Barnes & Noble, Inc.	$103,986
4,000	Bebe Stores, Inc.	26,520
5,700	Best Buy Co., Inc.^	181,032
3,000	Big Lots, Inc.*	100,230
144,423	dELiA*s, Inc.*	249,852
7,900	GameStop Corp.*	221,042
46,000	LECG Corp.*	2,300
7,600	PEP Boys-Manny Moe & Jack	107,920
8,900	Town Sports International Holdings, Inc.*	59,185
17,935	West Marine, Inc.*	186,344
		1,238,411

	ENERGY - 5.9%
3,000	BP PLC - ADR	138,720
3,800	Patriot Coal Corp.*	87,894
		226,614

	FINANCIALS - 17.6%
4,400	CIT Group, Inc.*	195,052
2,000	Global Indemnity PLC*	46,340
11,600	KKR Financial Holdings LLC	116,348
4,300	NASDAQ OMX Group, Inc.*	109,736
4,200	Nelnet, Inc.	92,358
10,500	Old National Bancorp	113,400
		673,234

	HEALTH CARE - 0.6%
14,000	CareView Communications, Inc.*	22,260

	INDUSTRIALS - 4.2%
28,032	Global Ship Lease, Inc. - Class A*	160,063

	INFORMATION TECHNOLOGY - 10.5%
5,300	Amdocs Ltd.*	161,332
37,500	PNI Digital Media, Inc.*	48,375
2,400	STEC, Inc.*	42,984
6,100	Take-Two Interactive Software, Inc.*	99,979
5,493	Telecity Group PLC*	49,020
		401,690

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number
of Shares		Value
	TELECOMMUNICATION SERVICES - 15.6%
1,000	CoSine Communications, Inc.*	$2,275
19,537	Primus Telecommunications Group, Inc.*	285,240
30,000	Sprint Nextel Corp.*^	175,500
4,900	Vodafone Group PLC - ADR	137,347
		600,362

	TOTAL COMMON STOCKS
	(Cost $3,040,142)	3,322,634

Number
of Contracts
	PURCHASED CALL OPTIONS - 1.6%
40	BMC Software, Inc., Exercise Price $50	42,000
	Expiration Date: January, 2013*
103	Microsoft Corp., Exercise Price $25	17,613
	Expiration Date: January, 2012*
	TOTAL PURCHASED CALL OPTIONS
	(Cost $57,150)	59,613

	PURCHASED PUT OPTIONS - 0.0%
80	iShares MSCI Emerging Markets Index, Exercise Price $46	1,680
	Expiration Date: June, 2011*
	TOTAL PURCHASED PUT OPTIONS
	(Cost $6,765)	1,680

	WARRANTS - 6.0%
80,600	Iridium Communications, Inc., Exercise Price $7	229,710
	Expiration Date: February, 2013*
	TOTAL WARRANTS
	(Cost $192,630)	229,710

Principal
Amount
	SHORT-TERM INVESTMENT - 2.8%
106,923	UMB Money Market Fiduciary, 0.01%†	106,923
	TOTAL SHORT-TERM INVESTMENT
	(Cost $106,923)	106,923

	TOTAL INVESTMENTS - 97.1%
	(Cost $3,403,610)	3,720,560
	Other Assets in Excess of Liabilities - 2.9%	110,437
	TOTAL NET ASSETS - 100.0%	$3,830,997

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number
of Shares		Value
	SECURITIES SOLD SHORT - (40.2)%
	COMMON STOCKS - (39.0)%
	CONSUMER DISCRETIONARY - (18.3)%
(300)	Buffalo Wild Wings, Inc.*	$(18,792)
(600)	Carter's, Inc.*	(19,020)
(700)	Cheesecake Factory, Inc.*	(22,239)
(1,000)	Chico's FAS, Inc.	(15,080)
(100)	Chipotle Mexican Grill, Inc.*	(28,907)
(300)	Cracker Barrel Old Country Store, Inc.	(14,214)
(500)	Darden Restaurants, Inc.	(25,325)
(500)	Deckers Outdoor Corp.*	(45,550)
(2,500)	Express, Inc.*	(52,800)
(1,500)	Ford Motor Co.*	(22,380)
(400)	General Motors Co.*	(12,724)
(500)	Hasbro, Inc.	(22,870)
(300)	Ltd. Brands, Inc.	(11,988)
(600)	Marriott International, Inc.	(22,686)
(500)	Monro Muffler Brake, Inc.	(16,175)
(100)	NetFlix, Inc.*	(27,080)
(300)	O'Reilly Automotive, Inc.*	(18,033)
(700)	Polo Ralph Lauren Corp.	(88,739)
(3,200)	Saks, Inc.*	(36,192)
(800)	Starwood Hotels & Resorts Worldwide, Inc.	(48,784)
(300)	Steven Madden Ltd.*	(16,722)
(500)	Thor Industries, Inc.	(16,150)
(300)	VF Corp.	(29,901)
(1,000)	Warnaco Group, Inc.*	(55,150)
(1,300)	Winnebago Industries, Inc.*	(14,885)
		(702,386)

	CONSUMER STAPES - (4.7)%
(1,400)	Avon Products, Inc.	(41,594)
(300)	Estee Lauder Cos., Inc.	(30,753)
(600)	Hershey Co.	(33,438)
(1,000)	Nu Skin Enterprises, Inc.	(39,090)
(600)	TreeHouse Foods, Inc.*	(36,558)
		(181,433)

	ENERGY - (0.5)%
(318)	InterOil Corp.*	(19,398)

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number
of Shares		Value
	FINANCIALS - (9.6)%
(1,400)	Charles Schwab Corp.	$(25,214)
(100)	Franklin Resources, Inc.	(12,958)
(900)	Invesco Ltd.	(22,203)
(1,500)	Macerich Co.	(81,555)
(700)	Simon Property Group, Inc.	(82,642)
(1,200)	St. Joe Co.*	(26,076)
(300)	T Rowe Price Group, Inc.	(18,990)
(1,200)	Taubman Centers, Inc.	(72,684)
(900)	Wells Fargo & Co.	(25,533)
		(367,855)

	INDUSTRIALS - (3.8)%
(3,000)	AMR Corp.*	(18,810)
(700)	Beacon Roofing Supply, Inc.*	(15,337)
(500)	Caterpillar, Inc.	(52,900)
(2,100)	Masco Corp.	(29,925)
(700)	Owens Corning*	(26,740)
		(143,712)

	INFORMATION TECHNOLOGY - (2.1)%
(400)	Ancestry.com, Inc.*	(16,452)
(2,400)	Compuware Corp.*	(24,456)
(200)	International Business Machines Corp.	(33,786)
(100)	VistaPrint NV*	(4,918)
		(79,612)

	TOTAL COMMON STOCKS
	(Cost $1,449,827)	(1,494,396)

	EXCHANGE TRADED FUNDS - (1.2)%
(500)	iPath Dow Jones-UBS Cotton Subindex	(43,776)
	Total Return Callable ETN*
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $48,821)	(43,776)

	TOTAL SECURITIES SOLD SHORT
	(Cost $1,498,648)^	$(1,538,172)

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

ADR	American Depository Receipt
ETN	Exchange Traded Note
PLC	Public Limited Company
*	Non-income producing security
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
^	Cash and securities of $1,226,787 have been segregated to cover securities sold short.

See accompanying Notes to Schedule of Investments.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	32.3%
Financials	17.6%
Telecommunication Services	15.6%
Information Technology	10.5%
Energy	5.9%
Industrials	4.2%
Health Care	0.6%
Total Common Stocks	86.7%
Purchased Call Options	1.6%
Purchased Put Options	0.0%
Warrants	6.0%
Short-Term Investment	2.8%
Total Investments	97.1%
Other Assets in Excess of Liabilities	2.9%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Thesis Flexible Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

Note 1 – Organization
Thesis Flexible Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term growth of capital.  The Fund commenced investment operations on March 1, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Options – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Thesis Flexible Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

Note 3 – Federal Income Tax Information:
At May 31, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$3,420,563

Proceeds from securities sold short	$(1,435,335)

Gross unrealized appreciation	$377,519
Gross unrealized depreciation	(187,713)

Net unrealized appreciation on investments and securities sold short	$189,806

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Thesis Flexible Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Long Securities - Common Stocks^	$3,322,634	$-	$-	$3,322,634
Options	61,293	-	-	61,293
Warrants	229,710	-	-	229,710
Short-Term Investment	106,923	-	-	106,923
Total	$3,720,560	$-	$-	$3,720,560

Securities Sold Short - Common Stocks^	$1,494,396	$-	$-	$1,494,396
Exchange Traded Funds	43,776	-	-	43,776
Total	$1,538,172	$-	$-	$1,538,172

^All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. The fund did not hold any Level 2 or 3 securities during the period and there were no significant transfers between levels during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Thesis Flexible Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	7/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	7/29/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	7/29/11

* Print the name and title of each signing officer under his or her signature.